Other Intangible Assets, net and Goodwill - Remaining Weighted-Average Amortization Period (Details)	12 Months Ended
Dec. 31, 2021
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years 1 month 6 days
Minimum
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years
Maximum
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	23 years
Customer relationships
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	22 years 1 month 13 days
Databases and content
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years 2 months 4 days
Computer software
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 14 days
Trade names
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	9 years 7 months 2 days
Backlog
Schedule Of Goodwill and Intangible Assets Disclosure [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	4 years